Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	GREENSPRING FUND INC
Central Index Key	0000711322
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
Greenspring Fund | retail
Risk/Return:
Trading Symbol	GRSPX

Greenspring Fund
Greenspring Fund
Investment Objectives.
The Fund’s primary investment objective is long-term capital appreciation through a total return approach to investing.
Income is an important, but secondary, objective.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Greenspring Fund retail
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Greenspring Fund retail
Management Fees		0.70%
Other Expenses		0.23%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.94%
[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that:

•	You invest $10,000 in the Fund for the periods indicated;

•	You redeem in full at the end of each of the periods indicated;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Greenspring Fund retail	96	300	520	1,155

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.67% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”), that have the potential to provide both capital appreciation and income.  The Fund invests primarily in securities of U.S. issuers.  The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to the company’s peers or the securities market in general and provide an attractive risk/reward value.  The investment adviser utilizes a bottom up approach whereby it researches individual companies regardless of the industry.  As a result, the size of the Fund’s cash reserves may reflect the Fund’s ability to find securities that meet its investment strategies rather than the market outlook.  The Fund may also invest in companies in the process of financial restructurings or liquidations.  The Fund’s investment style is typically referred to as a “value” investing approach.

Principal Investment Risks.
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund are:

•	There is a risk that you could lose all or a portion of your investment in the Fund.

•
Although the Fund invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.

•	Common stocks generally fluctuate in value more than bonds, and may decline in value over short or over extended periods.

•
The Fund may invest in small and mid capitalization securities that tend to be more volatile and less liquid than large capitalization securities, which can negatively affect the Fund’s ability to purchase or sell these securities.

•	Interest rate risk is the chance that interest rates may rise, causing bond prices to fall.

•	Credit risk is the risk that an issuer will not make timely payments of principal and interest.

•
High yield bonds involve greater credit risk and are more sensitive to economic conditions and individual corporate developments than those of higher-rated securities, which may adversely affect their value.

•
Convertible securities are influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline. The credit standing of the issuer and other factors affecting the value of the underlying stock also may have an effect on the convertible security’s investment value.

Performance.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio Index, which includes funds that allocate assets across various asset classes with a focus on total return.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Calendar Year Total Returns as of December 31

Best and Worst Performing Quarters During the Last 10 Years
	Quarter/Year	Total Return
Best	December 31, 2003	12.76%
Worst	December 31, 2008	-8.85%

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Greenspring Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
retail	Return Before Taxes	9.07%	4.24%	8.27%	9.78%	Jul 1, 1983
After Taxes on Distributions retail	Return After Taxes on Distributions	7.24%	2.97%	7.06%	7.41%
After Taxes on Distributions and Sales retail	Return After Taxes on Distributions and Sale of Fund Shares	6.40%	3.00%	6.65%	7.22%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	9.98%	Jul 1, 1983
Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)	13.34%	2.72%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Greenspring Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is long-term capital appreciation through a total return approach to investing.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is an important, but secondary, objective.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.67%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that:

•	You invest $10,000 in the Fund for the periods indicated;

•	You redeem in full at the end of each of the periods indicated;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”), that have the potential to provide both capital appreciation and income.  The Fund invests primarily in securities of U.S. issuers.  The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to the company’s peers or the securities market in general and provide an attractive risk/reward value.  The investment adviser utilizes a bottom up approach whereby it researches individual companies regardless of the industry.  As a result, the size of the Fund’s cash reserves may reflect the Fund’s ability to find securities that meet its investment strategies rather than the market outlook.  The Fund may also invest in companies in the process of financial restructurings or liquidations.  The Fund’s investment style is typically referred to as a “value” investing approach.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund are:

•	There is a risk that you could lose all or a portion of your investment in the Fund.

•
Although the Fund invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.

•	Common stocks generally fluctuate in value more than bonds, and may decline in value over short or over extended periods.

•
The Fund may invest in small and mid capitalization securities that tend to be more volatile and less liquid than large capitalization securities, which can negatively affect the Fund’s ability to purchase or sell these securities.

•	Interest rate risk is the chance that interest rates may rise, causing bond prices to fall.

•	Credit risk is the risk that an issuer will not make timely payments of principal and interest.

•
High yield bonds involve greater credit risk and are more sensitive to economic conditions and individual corporate developments than those of higher-rated securities, which may adversely affect their value.

•
Convertible securities are influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline. The credit standing of the issuer and other factors affecting the value of the underlying stock also may have an effect on the convertible security’s investment value.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio Index, which includes funds that allocate assets across various asset classes with a focus on total return.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000 Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio Index, which includes funds that allocate assets across various asset classes with a focus on total return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 366-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greenspringfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters During the Last 10 Years
	Quarter/Year	Total Return
Best	December 31, 2003	12.76%
Worst	December 31, 2008	-8.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983
Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	7.31%
retail
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2003	rr_AnnualReturn2003	31.34%
Annual Return 2004	rr_AnnualReturn2004	8.69%
Annual Return 2005	rr_AnnualReturn2005	6.57%
Annual Return 2006	rr_AnnualReturn2006	12.29%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(11.72%)
Annual Return 2009	rr_AnnualReturn2009	15.83%
Annual Return 2010	rr_AnnualReturn2010	10.63%
Annual Return 2011	rr_AnnualReturn2011	(0.26%)
Annual Return 2012	rr_AnnualReturn2012	9.07%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.07%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	8.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983
retail | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
retail | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%

[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013